Group cash flow statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows [abstract]
Cash flows from consolidated operations	[1]	$ 18,179	$ 8,643
Dividends from equity accounted units		726	183
Cash flows from operations		18,905	8,826
Net interest paid		(208)	(258)
Dividends paid to holders of non-controlling interests in subsidiaries		(407)	(215)
Tax paid		(4,629)	(2,725)
Net cash generated from operating activities		13,661	5,628
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets		(3,336)	(2,693)
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates		10	10
Purchases of financial assets	[2]	(18)	(20)
Sale of financial assets	[2]	16	87
Sales of property, plant and equipment and intangible assets		26	28
Net receipts/(funding) from/of equity accounted units		28
Net receipts/(funding) from/of equity accounted units			(14)
Other investing cash flows	[3]	(33)	(333)
Net cash used in investing activities		(3,307)	(2,935)
Cash flows before financing activities		10,354	2,693
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(6,435)	(3,607)
Proceeds from additional borrowings		137	38
Repayment of borrowings and associated derivatives	[4]	(257)	(593)
Lease principal payments		(170)	(154)
Proceeds from issue of equity to non-controlling interests		28	79
Own shares purchased from owners of Rio Tinto		0	(208)
Other financing cash flows		6	0
Net cash flows used in financing activities		(6,691)	(4,445)
Effects of exchange rates on cash and cash equivalents		(21)	(21)
Net increase/(decrease) in cash and cash equivalents		3,642	(1,773)
Opening cash and cash equivalents less overdrafts		10,381	8,027
Closing cash and cash equivalents less overdrafts	[5]	$ 14,023	$ 6,254

[1]

(a) Cash flows from consolidated operations
Profit after tax for the period	13,068	3,451
Adjustments for:
– Taxation	4,981	1,828
– Finance items	(56)	650
– Share of profit after tax of equity accounted units	(556)	(198)
– Impairment charges of investments in equity accounted units after tax	—	119
– Impairment charges	—	1,015
– Depreciation and amortisation	2,307	2,092
– Provisions (including exchange differences on provisions)	485	336
– Pension settlement(f)	(291)	—
Utilisation of provisions	(349)	(254)
Utilisation of provision for post-retirement benefits	(76)	(97)
Change in inventories	(518)	(289)
Change in receivables and other assets(g)	(966)	508
Change in trade and other payables	250	(262)
Other items(h)	(100)	(256)
	18,179	8,643

[2]	During the six months to 30 June 2021, the Group invested a further US$15 million (30 June 2020: received net proceeds of US$84 million) within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within ‘Sales of financial assets’ or 'Purchases of financial assets' depending on the overall net position at each reporting date.
[3]	During 2020, Energy Resources of Australia Ltd (ERA) deposited US$299 million into a trust fund controlled by the Government of Australia. ERA is entitled to reimbursement from the fund once specific phases of rehabilitation relating to the Ranger Project are completed. The fund is outside of the scope of IFRS 9 - 'Financial Instruments' and therefore classified as an "other receivable" within 'Receivables and other assets'. At 30 June 2021 the total amount held in the trust fund was US$402 million (31 December 2020: US$410 million).
[4]	During 2020, we repaid our €402 million (nominal value) Rio Tinto Finance plc Euro Bonds on their maturity. The cash outflow relating to the repayment of the bond and the realised loss on the derivatives were recognised within 'Repayment of borrowings and associated derivatives' and totalled US$526 million.
[5]	Closing cash and cash equivalents less overdrafts for the purposes of the cash flow statement differs from cash and cash equivalents on the Group balance sheet as per the following reconciliation:

Closing cash and cash equivalents less overdrafts	30 June 2021	31 December 2020	30 June 2020
	US$m	US$m	US$m
Balance per Group balance sheet	14,027	10,381	6,269
Bank overdrafts repayable on demand (unsecured)	(4)	—	(15)
Balance per Group cash flow statement	14,023	10,381	6,254